Goodwill and Other Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets and Liabilities
6. Goodwill and Other Intangible Assets
Intangible assets and the related accumulated amortization for each class of intangible assets as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31, 2021

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Life
Definite-lived, intangible assets
Technology – features/content	$69,063	$(24,950)	$44,113	9.2
Trade name	6,392	(3,932)	2,460	5.5
Customer relationships	77,849	(27,468)	50,381	9.9
Internal use software	121,218	(72,380)	48,838	2.4

Total definite-lived, intangible assets	$274,522	$(128,730)	$145,792

Intangible assets not subject to amortization
Internal use software projects in process	$4,264	$—	$4,264
Indefinite-lived, trade names	5,030	—	5,030

Total intangible assets not subject to amortization	$9,294	$—	$9,294

Total intangible assets	$283,816	$(128,730)	$155,086

	December 31, 2020

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Life
Definite-lived, intangible assets
Technology – features/content	$38,803	$(20,721)	$18,082	7.7
Trade name	3,792	(3,739)	53	4.4
Customer relationships	47,160	(22,340)	24,820	7.5
Internal use software	81,492	(52,299)	29,193	2.3

Total definite-lived, intangible assets	$171,247	$(99,099)	$72,148

Intangible assets not subject to amortization
Internal use software projects in process	$1,069	$—	$1,069
Indefinite-lived, trade names	5,030	—	5,030

Total intangible assets not subject to amortization	$6,099	$—	$6,099

Total intangible assets	$177,346	$(99,099)	$78,247

The following tables set forth the changes in the carrying amount of the Company’s goodwill during the years ended December 31, 2021 and 2020 (in thousands):

December 31, 2019	$62,939
Additions	12,080
Foreign currency translation adjustment	717

December 31, 2020	75,736
Additions	117,320
Foreign currency translation adjustment	(614)

December 31, 2021	$192,442

Goodwill and intangible assets deemed to have indefinite lives are not amortized but are subjected to annual tests of impairment. The Company tests goodwill and indefinite-lived intangible assets for impairment annually in the fourth quarter and between annual tests if an event occurs or circumstances change that would indicate that it is more likely than not that the carrying amount may be impaired. The Company initially evaluates qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment is not conclusive, a quantitative assessment of the fair value of a reporting unit is performed to test goodwill for impairment using a discounted cash flow analysis. There have been no impairments of goodwill since the Company’s inception.
Amortization expense on intangible assets totaled $29.9 million, $21.9 million and $20.9 million for the years ended December 31, 2021, 2020 and 2019, respectively, and is included in depreciation and amortization in the Consolidated Statements of Operations and Comprehensive Loss.
The following is a schedule of estimated future amortization expense for intangible assets as of December 31, 2021 (in thousands):

Year ending December 31:
2022	$34,699
2023	30,094
2024	20,580
2025	11,720
2026	11,367
Thereafter	37,332

Total	$145,792